UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (4.8%)
Alliant Techsystems	80	$11
General Dynamics	140	16
L-3 Communications Holdings, Cl 3	230	24
Northrop Grumman	230	29
Raytheon	200	18

		98

Agricultural Operations (0.6%)
Archer-Daniels-Midland	240	11

Agricultural Products (0.4%)
Fresh Del Monte Produce	300	9

Aircraft (1.3%)
Lockheed Martin	160	27

Application Software (0.9%)
Amdocs	400	18

Automotive (0.6%)
Toyota Motor ADR	100	12

Banks (8.8%)
Bank of Montreal	400	30
BB&T	400	15
Canadian Imperial Bank of Commerce	330	31
National Bank of Canada	700	31
PNC Financial Services Group	220	18
Toronto-Dominion Bank	500	26
Wells Fargo	500	25

		176

Biotechnology (0.6%)
Amgen	100	13

Cable & Satellite (0.6%)
DIRECTV*	150	13

Computers & Services (2.7%)
Apple	300	29
Microsoft	300	13
Oracle	300	12

		54

Diversified REIT’s (0.5%)
H&R Real Estate Investment Trust	500	10

Drug Retail (1.1%)
CVS Caremark	300	23

Electrical Services (11.8%)
Ameren	300	12
American Electric Power	300	16
Avista	300	9
Consolidated Edison	500	28
Edison International	200	11
Empire District Electric	500	12
Entergy	360	26
Exelon	400	13

	Shares	Value (000)
Electrical Services (continued)
FirstEnergy	800	$25
Portland General Electric	400	13
Public Service Enterprise Group	800	28
SCANA	460	23
Westar Energy, Cl A	300	11
Xcel Energy	400	12

		239

Engineering (0.8%)
Magna International	140	15

Environmental & Facilities Services (0.6%)
Republic Services, Cl A	300	11

Food, Beverage & Tobacco (5.2%)
Altria Group	300	12
Cal-Maine Foods	170	12
ConAgra Foods	900	27
Dr Pepper Snapple Group	440	26
Kellogg	150	9
Sanderson Farms	200	19

		105

General Merchandise Stores (2.7%)
Canadian Tire, Cl A	300	29
Target	440	26

		55

Health Care Equipment (1.7%)
Baxter International	460	34

Health Care Services (2.1%)
Laboratory Corp of America Holdings*	200	21
Quest Diagnostics	340	21

		42

Insurance (9.3%)
Aetna	250	19
Allied World Assurance Holdings	500	18
Allstate	200	12
American Financial Group	260	14
Axis Capital Holdings	300	13
Chubb	240	21
Travelers	400	36
UnitedHealth Group	240	20
WellPoint	200	22
WR Berkley	300	13

		188

IT Consulting & Other Services (1.9%)
International Business Machines	200	38

Machinery (1.7%)
Deere	400	34

Media (1.5%)
Shaw Communications, Cl B	1,200	29

Metal & Glass Containers (0.6%)
Ball	200	12

1

Schedule of Investments July 31, 2014	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Mortgage REIT’s (1.3%)
Capstead Mortgage	900	$12
Starwood Property Trust	600	14

		26

Office REIT’s (1.2%)
Government Properties Income Trust	400	9
Piedmont Office Realty Trust, Cl A	800	16

		25

Paper Packaging (1.0%)
Bemis	200	8
Sonoco Products	300	12

		20

Petroleum & Fuel Products (5.6%)
Chevron	300	39
ConocoPhillips	340	28
Exxon Mobil	360	35
Occidental Petroleum	100	10

		112

Pharmaceuticals (6.9%)
GlaxoSmithKline ADR	400	19
Johnson & Johnson	300	30
Merck	500	28
Pfizer	1,400	40
Teva Pharmaceutical Industries ADR	400	22

		139

Reinsurance (4.2%)
Everest Re Group	150	23
PartnerRe	230	24
RenaissanceRe Holdings	120	12
Validus Holdings	700	26

		85

Retail (5.3%)
Kohl’s	500	27
Kroger	400	19
Metro, Cl A	400	26
PetSmart	300	20
Wal-Mart Stores	200	15

		107

Semi-Conductors/Instruments (1.8%)
Intel	1,100	37

Telephones & Telecommunications (6.0%)
AT&T	300	11
Cisco Systems	1,300	33
Nippon Telegraph & Telephone ADR	800	26
QUALCOMM	230	17
Verizon Communications	650	33

		120

Wireless Telecommunication Services (3.4%)
China Mobile ADR	500	27
Rogers Communications, Cl B	400	16

	Shares/ Face Amount (000)	Value (000)
Wireless Telecommunication Services (continued)
SK Telecom ADR	900	$25

		68

Total Common Stock (Cost $2,028)		2,005

Repurchase Agreement (0.4%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $7,838 (collateralized by a US Treasury Obligation, par value $8,193, 2%, 2/15/23; with a total market value of $7,995)	$8	8

Total Repurchase Agreement (Cost $8)		8

Total Investments — 99.9% (Cost $2,036) †		$2,013

Percentages are based on Net Assets of $2,015(000).

ADR	American Depositary Receipt

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $2,036(000), and the unrealized appreciation and depreciation were $33(000) and ($56(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,005	$—	$—	$2,005
Repurchase Agreement	—	8	—	8
Total Investments in Securities	$2,005	$8	$—	$2,013

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-007-0100

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014